PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 96.6%
Argentina : 0.1%
7,028
(1)
Cresud SACIF y A, ADR
$ 78,784
0.0
12,151  IRSA Inversiones y
Representaciones SA,
ADR
184,574
0.1
263,358
0.1
Australia : 0.1%
3,041
Anglogold Ashanti PLC
229,969
0.1
Brazil : 9.0%
55,558
Ambev SA
174,922
0.1
169,695
(1)
Ambev SA, ADR
527,751
0.2
12,828
Axia Energia
134,198
0.1
108,460  B3 SA - Brasil Bolsa
Balcao
336,561
0.1
103,463  Banco Bradesco SA,
ADR
373,501
0.1
13,483
(1)
Banco Santander Brasil
SA, ADR
76,449
0.0
24,080  BB Seguridade
Participacoes SA
195,237
0.1
75,903  Cia de Saneamento
Basico do Estado de Sao
Paulo SABESP
412,520
0.2
16,106  Cia de Saneamento de
Minas Gerais Copasa MG
204,107
0.1
29,689  Cia de Saneamento do
Parana
212,953
0.1
51,908  Cia Paranaense de
Energia - Copel
152,064
0.1
26,277
Energisa S/A
258,819
0.1
22,258
Equatorial Energia SA
169,532
0.1
55,594  Itau Unibanco Holding
SA, ADR
470,325
0.2
17,804
Localiza Rent a Car SA
132,692
0.0
51,660
Lojas Renner SA
138,089
0.1
1,933
(2)
MercadoLibre, Inc.
3,630,077
1.5
21,030  Multiplan
Empreendimentos
Imobiliarios SA
116,618
0.0
197,009
(2)
NU Holdings Ltd./Cayman
Islands - Class A
2,823,139
1.1
14,616
Petroleo Brasileiro SA
141,888
0.1
73,568  Petroleo Brasileiro SA -
Foreign, ADR
1,427,219
0.6
29,002
(2)
PRIO SA/Brazil
349,284
0.1
29,481
Raia Drogasil SA
108,057
0.0
19,538
(3)
Rede D'Or Sao Luiz SA
132,858
0.0
10,593
Rumo SA
30,133
0.0
45,755
(2)
Sitios Latinoamerica SAB
de CV
16,300
0.0
19,313
Suzano SA
165,274
0.1
29,847
Telefonica Brasil SA
192,831
0.1
62,231
TIM SA/Brazil
238,040
0.1
500,919
Totvs SA
3,076,178
1.3
21,786  Transmissora Alianca de
Energia Eletrica SA
171,051
0.1
9,327
Vale SA, ADR
140,465
0.1
36,905
Vale SA - Foreign
555,779
0.2
171,731
Vibra Energia SA
1,219,257
0.5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Brazil (continued)
205,217
XP, Inc. - Class A
$ 3,501,002
1.4
22,005,170
9.0
Chile : 0.3%
17,026
Empresas Copec SA
116,284
0.0
1,690,745
Enel Chile SA
149,098
0.1
23,742
Falabella SA
158,731
0.1
83,136
Plaza SA
337,096
0.1
761,209
0.3
China : 12.0%
121,000  Alibaba Group Holding
Ltd.
1,843,242
0.7
45,059  Alibaba Group Holding
Ltd., ADR
5,508,463
2.2
152,000  Aluminum Corp. of China
Ltd. - Class H
165,511
0.1
3,401
(1)(2)
Baidu, Inc., ADR
377,885
0.2
39,000  Beijing Enterprises
Holdings Ltd.
157,302
0.1
765,000
(3)
CGN Power Co. Ltd. -
Class H
282,090
0.1
244,000  China Everbright
Environment Group Ltd.
158,895
0.1
44,000  China Hongqiao Group
Ltd.
138,453
0.1
114,000  China Life Insurance Co.
Ltd. - Class H
424,415
0.2
120,000  China Oilfield Services
Ltd. - Class H
108,832
0.0
24,000
(1)
China Shenhua Energy
Co. Ltd. - Class H
132,957
0.1
94,500
(3)
China Tower Corp. Ltd. -
Class H
123,358
0.0
139,500  COSCO Shipping
Holdings Co. Ltd. - Class
H
280,635
0.1
210,000  CSPC Pharmaceutical
Group Ltd.
229,722
0.1
24,700  ENN Energy Holdings
Ltd.
147,803
0.1
75,000  Geely Automobile
Holdings Ltd.
189,355
0.1
463,500
H World Group Ltd.
1,969,097
0.8
65,600  Haier Smart Home Co.
Ltd. - Class H
189,114
0.1
21,000  Jiangsu Hengrui
Pharmaceuticals Co. Ltd.
- Class H
153,064
0.1
25,500
Kingboard Holdings Ltd.
127,526
0.0
188,000
Kunlun Energy Co. Ltd.
173,867
0.1
47,000
Li Ning Co. Ltd.
90,796
0.0
26,600
(1)
Midea Group Co. Ltd. -
Class H
337,016
0.1
6,500
NetEase, Inc.
172,940
0.1
4,717
(2)
PDD Holdings, Inc., ADR
417,738
0.2
505,000  People's Insurance Co.
Group of China Ltd. -
Class H
351,073
0.1
1,330,000  PetroChina Co. Ltd. -
Class H
1,692,372
0.7

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
82,000  PICC Property & Casualty
Co. Ltd. - Class H
$ 171,138
0.1
23,250
(1)(3)
Shandong Gold Mining
Co. Ltd. - Class H
60,015
0.0
199,000  Sino Biopharmaceutical
Ltd.
127,676
0.0
182,000
Sinotrans Ltd. - Class H
109,498
0.0
25,500
Sinotruk Hong Kong Ltd.
132,167
0.1
113,713
Tencent Holdings Ltd.
6,948,204
2.8
13,098  Tencent Music
Entertainment Group,
ADR
123,776
0.0
2,500
(2)
Trip.com Group Ltd.
117,126
0.0
5,206
(2)
Trip.com Group Ltd., ADR
244,734
0.1
168,600
(1)
Uni-President China
Holdings Ltd.
162,099
0.1
7,700
Weibo Corp. - Class A
62,357
0.0
61,000  Weichai Power Co. Ltd. -
Class H
255,053
0.1
127,700  Yangzijiang Shipbuilding
Holdings Ltd.
389,806
0.2
72,000  Yankuang Energy Group
Co. Ltd. - Class H
109,599
0.0
90,863
Yum China Holdings, Inc.
4,305,499
1.8
7,100  ZTO Express Cayman,
Inc.
169,912
0.1
29,432,180
12.0
Colombia : 0.1%
32,008  Interconexion Electrica
SA ESP
303,339
0.1
Cyprus : 0.1%
11,974  Bank of Cyprus Holdings
PLC
142,064
0.1
Czechia : 0.1%
2,397
CEZ AS
154,417
0.1
Egypt : 0.3%
271,464  Commercial International
Bank Egypt SAE
752,189
0.3
Greece : 0.9%
30,918
Eurobank SA
159,770
0.1
11,406  GEK Terna Holding Real
Estate Construction SA
597,048
0.2
9,141  Hellenic
Telecommunications
Organization SA
210,966
0.1
5,713
Jumbo SA
159,642
0.1
8,606  Motor Oil Hellas Corinth
Refineries SA
504,140
0.2
9,130  National Bank of Greece
SA
170,832
0.1
8,234
OPAP SA
127,271
0.0
7,990
Public Power Corp. SA
205,887
0.1
2,135,556
0.9
Hong Kong : 1.8%
430,392
AIA Group Ltd.
4,338,738
1.8
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hungary : 0.7%
24,907  Magyar Telekom
Telecommunications PLC
$ 216,169
0.1
59,495
(2)
MOL Hungarian Oil &
Gas PLC
851,824
0.3
2,506
OTP Bank Nyrt
371,244
0.1
10,203
Richter Gedeon Nyrt
380,155
0.2
1,819,392
0.7
India : 10.0%
5,315
APL Apollo Tubes Ltd.
101,328
0.0
21,676  Apollo Hospitals
Enterprise Ltd.
2,033,585
0.8
19,738
Aurobindo Pharma Ltd.
326,729
0.1
9,297
Axis Bank Ltd.
119,721
0.0
37,988
Bharat Electronics Ltd.
154,399
0.1
55,352  Bharat Petroleum Corp.
Ltd.
184,985
0.1
2,373
Britannia Industries Ltd.
134,670
0.1
17,018
BSE Ltd.
650,017
0.3
58,395
Coal India Ltd.
253,520
0.1
373,831
Coforge Ltd.
4,468,891
1.8
3,775
Cummins India Ltd.
218,329
0.1
13,459  Dr Reddy's Laboratories
Ltd.
161,477
0.1
2,488
Eicher Motors Ltd.
204,133
0.1
91,935
GAIL India Ltd.
174,665
0.1
18,303
HCL Technologies Ltd.
258,814
0.1
5,044
(3)
HDFC Asset
Management Co. Ltd.
138,191
0.1
68,369
HDFC Bank Ltd.
535,453
0.2
148,897
HDFC Bank Ltd., ADR
3,563,105
1.5
6,152
Hero MotoCorp Ltd.
347,283
0.1
34,014
Hindalco Industries Ltd.
348,537
0.1
21,383
Hindustan Unilever Ltd.
470,699
0.2
66,983
Indian Oil Corp. Ltd.
98,191
0.0
60,597
(2)
Indus Towers Ltd.
248,474
0.1
36,728
Infosys Ltd.
436,294
0.2
163,478  Infosys Ltd. - Foreign,
ADR
1,966,640
0.8
3,301
(3)
LTIMindtree Ltd.
151,121
0.1
1,123
Maruti Suzuki India Ltd.
167,467
0.1
6,517
Mphasis Ltd.
160,368
0.1
4,349  Multi Commodity
Exchange of India Ltd.
122,729
0.0
67,991  National Aluminium Co.
Ltd.
250,143
0.1
35,373
NTPC Ltd.
128,638
0.0
72,057  Oil & Natural Gas Corp.
Ltd.
183,575
0.1
2,396
Persistent Systems Ltd.
139,450
0.1
47,178  Power Grid Corp. of India
Ltd.
140,439
0.1
306,585
Reliance Industries Ltd.
4,197,595
1.7
19,477  Reliance Strategic
Investments Ltd.
52,342
0.0
24,975  Tata Consumer Products
Ltd.
283,387
0.1
31,759
Tata Motors Ltd.
113,048
0.0
76,570
Tata Steel Ltd.
152,351
0.1
25,092
Tech Mahindra Ltd.
435,681
0.2

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
30,095
Vedanta Ltd.
$ 83,550
0.0
63,227
Wipro Ltd.
121,954
0.0
24,481,968
10.0
Indonesia : 0.5%
1,866,200  Astra International Tbk
PT
528,933
0.2
1,230,100  Perusahaan Gas Negara
Tbk PT
102,499
0.0
1,613,900  Telkom Indonesia Persero
Tbk PT
235,614
0.1
1,918,900  Unilever Indonesia Tbk
PT
187,154
0.1
111,700
United Tractors Tbk PT
148,673
0.1
1,202,873
0.5
Japan : 2.3%
7,536
Disco Corp.
2,693,626
1.1
6,261
Fast Retailing Co. Ltd.
3,065,819
1.2
5,759,445
2.3
Kuwait : 0.1%
137,309  Mobile
Telecommunications Co.
KSCP
265,203
0.1
Luxembourg : 0.1%
10,642
Reinet Investments SCA
289,232
0.1
Malaysia : 0.9%
250,900
Axiata Group Bhd
121,902
0.0
126,200
Maxis Bhd
114,280
0.0
98,300
MISC Bhd
192,198
0.1
32,400
Petronas Dagangan Bhd
154,765
0.1
35,500
Petronas Gas Bhd
152,372
0.1
146,600  Press Metal Aluminium
Holdings Bhd
284,586
0.1
537,600
Sime Darby Bhd
283,915
0.1
92,200  Sime Darby Plantation
Bhd
148,233
0.1
92,800
Sunway Bhd
119,736
0.0
87,000
Telekom Malaysia Bhd
164,951
0.1
122,400
Tenaga Nasional Bhd
437,270
0.2
83,387
UEM Sunrise Bhd
12,030
0.0
2,186,238
0.9
Mexico : 5.0%
48,952
(1)
Alsea SAB de CV
119,161
0.0
132,785  America Movil SAB de
CV
168,669
0.1
25,287  America Movil SAB de
CV - Foreign, ADR
641,025
0.3
17,233  Arca Continental SAB
de CV
196,832
0.1
697,380
Cemex SAB de CV
827,055
0.3
24,507  Cemex SAB de CV -
Foreign, ADR
289,673
0.1
15,238  Coca-Cola Femsa SAB
de CV
165,353
0.1
3,481  Coca-Cola Femsa SAB
de CV - Foreign, ADR
376,888
0.2
214,690  Fibra Uno Administracion
SA de CV
386,875
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Mexico (continued)
32,931  Fomento Economico
Mexicano SAB de CV
$ 422,012
0.2
22,428  Fomento Economico
Mexicano SAB de CV -
Foreign, ADR
2,870,560
1.2
112,004
Gentera SAB de CV
260,035
0.1
14,251  Grupo Aeroportuario del
Centro Norte SAB de CV
190,115
0.1
11,462  Grupo Aeroportuario del
Pacifico SAB de CV -
Class B
249,259
0.1
5,403  Grupo Aeroportuario del
Sureste SAB de CV -
Class B
149,298
0.1
32,158
Grupo Bimbo SAB de CV
115,267
0.0
18,597  Grupo Comercial
Chedraui SA de CV
96,875
0.0
71,839  Grupo Financiero Banorte
SAB de CV - Class O
828,080
0.3
18,962  Grupo Mexico SAB de
CV
228,043
0.1
29,102
(2)
Grupo Televisa SAB, ADR
81,486
0.0
100,797  Kimberly-Clark de Mexico
SAB de CV - Class A
233,900
0.1
75,533  Megacable Holdings SAB
de CV
254,997
0.1
23,893
(2)
Ollamani SAB
105,549
0.0
32,183  Prologis Property Mexico
SA de CV
144,047
0.1
22,426  Promotora y Operadora
de Infraestructura SAB
de CV
355,356
0.1
857,714  Wal-Mart de Mexico SAB
de CV
2,493,980
1.0
12,250,390
5.0
Peru : 0.3%
1,588
Credicorp Ltd.
636,121
0.3
Philippines : 0.2%
21,210  International Container
Terminal Services, Inc.
333,072
0.1
280,400
JG Summit Holdings, Inc.
101,525
0.1
434,597
0.2
Qatar : 0.1%
37,048
Ooredoo QPSC
127,237
0.1
19,582
Qatar Islamic Bank SAQ
116,940
0.0
244,177
0.1
Romania : 0.3%
47,362
Banca Transilvania SA
383,923
0.1
25,193
NEPI Rockcastle NV
231,899
0.1
3,889  Societatea De Producere
A Energiei Electrice
in Hidrocentrale
Hidroelectrica SA
171,181
0.1
787,003
0.3
Russia : —%
164,710
(2)(4)
Alrosa PJSC
—
—
342,800
(4)
Fix Price Group PLC,
GDR
—
—

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Russia (continued)
1,037,141
(2)(4)
Gazprom PJSC
$ —
—
25,468
(2)(4)
Lukoil PJSC
—
—
14,210
(2)(4)
Magnit PJSC
—
—
271,070
(2)(4)
Magnitogorsk Iron & Steel
Works PJSC
—
—
117,900
(2)(4)
MMC Norilsk Nickel PJSC
—
—
91,474
(2)(4)
Mobile TeleSystems
PJSC
—
—
83,570
(2)(4)
Novolipetsk Steel PJSC
—
—
4,078
(2)(4)
PhosAgro PJSC
—
—
453,015
(2)(4)
Rosneft Oil Co. PJSC
—
—
1,076,340
(2)(4)
Sberbank of Russia
PJSC
—
—
16,184
(2)(4)
Severstal PAO
—
—
34,543
(2)(4)
Tatneft PJSC
—
—
—
—
Saudi Arabia : 0.5%
36,578
Electrical Industries Co.
137,824
0.0
12,755
Etihad Etisalat Co.
211,083
0.1
43,919
Jarir Marketing Co.
194,983
0.1
6,203
SABIC Agri-Nutrients Co.
203,629
0.1
48,188
(3)
Saudi Arabian Oil Co.
339,978
0.1
16,343
Saudi Telecom Co.
187,734
0.1
1,275,231
0.5
Singapore : 2.6%
929,660
(2)
Grab Holdings Ltd. -
Class A
3,253,810
1.3
28,358
(2)
Sea Ltd., ADR
3,026,933
1.3
6,280,743
2.6
South Africa : 3.2%
6,481
Bid Corp. Ltd.
177,618
0.1
8,086  Capitec Bank Holdings
Ltd.
2,308,836
0.9
7,517
Clicks Group Ltd.
100,344
0.0
24,440
Exxaro Resources Ltd.
301,394
0.1
25,634
FirstRand Ltd.
153,306
0.1
7,269
Gold Fields Ltd.
234,737
0.1
115,632
(1)
Growthpoint Properties
Ltd.
123,742
0.1
31,269
OUTsurance Group Ltd.
156,512
0.1
87,043
(3)
Pepkor Holdings Ltd.
112,033
0.0
623,559
Sanlam Ltd.
3,316,841
1.4
7,787
Shoprite Holdings Ltd.
135,439
0.1
20,207
Tiger Brands Ltd.
338,502
0.1
16,166
Vodacom Group Ltd.
156,599
0.1
39,550  Woolworths Holdings
Ltd./South Africa
112,496
0.0
7,728,399
3.2
South Korea : 24.1%
8,736
Cheil Worldwide, Inc.
115,389
0.0
1,132
CJ Corp.
101,534
0.0
2,432
DB Insurance Co. Ltd.
263,361
0.1
5,181
GS Holdings Corp.
320,543
0.1
3,014  Hana Financial Group,
Inc.
260,527
0.1
5,892  Hankook Tire &
Technology Co. Ltd.
274,482
0.1
2,850
HD Hyundai Co. Ltd.
391,346
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
1,423  HD Korea Shipbuilding
& Offshore Engineering
Co. Ltd.
$ 377,892
0.2
2,065
Hyundai Glovis Co. Ltd.
283,205
0.1
1,523
Hyundai Mobis Co. Ltd.
492,547
0.2
1,817
KB Financial Group, Inc.
212,656
0.1
5,866
Kia Corp.
528,880
0.2
10,476  Korea Electric Power
Corp.
251,742
0.1
2,278
KT&G Corp.
283,471
0.1
2,928
LG Corp.
203,003
0.1
47,050
(2)
LG Display Co. Ltd.
296,011
0.1
1,964
LG Electronics, Inc.
217,693
0.1
1,516
LG Innotek Co. Ltd.
523,608
0.2
35,164
LG Uplus Corp.
360,555
0.2
27,766
NAVER Corp.
3,975,000
1.6
859
POSCO Holdings, Inc.
185,478
0.1
2,651
S-1 Corp.
131,290
0.1
12,554
Samsung C&T Corp.
2,924,615
1.2
1,308  Samsung Electro-
Mechanics Co. Ltd.
999,504
0.4
58,255  Samsung Electronics Co.
Ltd.
10,139,564
4.1
16,917  Samsung Engineering
Co. Ltd.
500,775
0.2
472  Samsung Fire & Marine
Insurance Co. Ltd.
204,283
0.1
3,796  Samsung Life Insurance
Co. Ltd.
795,719
0.3
3,733
Samsung SDS Co. Ltd.
526,233
0.2
2,239  Samsung Securities Co.
Ltd.
151,761
0.1
9,061  Shinhan Financial Group
Co. Ltd.
629,014
0.3
13,359
SK Hynix, Inc.
15,171,225
6.2
23,098
SK Square Co. Ltd.
15,882,499
6.5
4,118
SK Telecom Co. Ltd.
232,702
0.1
1,318
SK, Inc.
492,400
0.2
10,274  Woori Financial Group,
Inc.
237,836
0.1
58,938,343
24.1
Taiwan : 16.1%
33,000  ASE Technology Holding
Co. Ltd.
563,129
0.2
11,000
Asustek Computer, Inc.
272,938
0.1
19,000
Delta Electronics, Inc.
934,755
0.4
2,000
Elite Material Co. Ltd.
287,105
0.1
369,000
(2)(3)
FIT Hon Teng Ltd.
220,732
0.1
88,000  Formosa Chemicals &
Fibre Corp.
153,238
0.1
140,000  Hon Hai Precision
Industry Co. Ltd.
1,069,181
0.4
181,000
Innolux Corp.
248,396
0.1
23,100  King Yuan Electronics
Co. Ltd.
156,022
0.1
2,000
Largan Precision Co. Ltd.
247,935
0.1
85,000
Lite-On Technology Corp.
538,669
0.2
27,000
MediaTek, Inc.
2,876,249
1.2

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
10,000  Novatek Microelectronics
Corp.
$ 158,046
0.1
3,000
Phison Electronics Corp.
147,646
0.1
64,000  Powertech Technology,
Inc.
457,575
0.2
20,000
Quanta Computer, Inc.
177,918
0.1
11,000  Realtek Semiconductor
Corp.
228,105
0.1
85,000  Synnex Technology
International Corp.
243,783
0.1
363,888  Taiwan Semiconductor
Manufacturing Co. Ltd.
26,915,076
11.0
34,000
Tripod Technology Corp.
381,754
0.1
4,000  United Integrated
Services Co. Ltd.
133,864
0.0
393,000  United Microelectronics
Corp.
1,470,252
0.6
2,000
Wiwynn Corp.
325,615
0.1
64,000  WT Microelectronics Co.
Ltd.
386,269
0.2
23,000
Yageo Corp.
346,180
0.1
47,000  Zhen Ding Technology
Holding Ltd.
589,707
0.2
39,530,139
16.1
Thailand : 1.8%
23,900  Advanced Info Service
PCL
271,477
0.1
4,500  Bangkok Dusit Medical
Services PCL
2,584
0.0
224,900
(1)
Bangkok Dusit Medical
Services PCL - Class F
129,166
0.0
100,100
Central Pattana PCL
205,980
0.1
1,435,355
CP ALL PCL - Foreign
2,057,875
0.8
8,800  Digital
Telecommunications
Infrastructure Fund
2,688
0.0
439,600  Digital
Telecommunications
Infrastructure Fund -
Class F
134,279
0.1
66,200
Gulf Development PCL
134,554
0.1
24,600
Kasikornbank PCL
183,132
0.1
121,600
Krung Thai Bank PCL
160,633
0.1
72,700  PTT Exploration &
Production PCL
332,310
0.1
4,600
PTT PCL
5,303
0.0
227,900
PTT PCL - Foreign
262,716
0.1
1,000
Siam Cement PCL
7,589
0.0
49,500  Siam Cement PCL
- Foreign
375,644
0.1
1,900
Thai Oil PCL
3,718
0.0
94,000
Thai Oil PCL - Foreign
183,937
0.1
4,453,585
1.8
Turkey : 0.5%
421,827
Akbank TAS
561,180
0.2
24,148  BIM Birlesik Magazalar
AS
198,339
0.1
49,379  Turkcell Iletisim
Hizmetleri AS, ADR
265,659
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Turkey (continued)
40,053  Turkiye Petrol Rafinerileri
AS
$ 249,494
0.1
1,274,672
0.5
United Arab Emirates : 0.9%
112,352  Abu Dhabi National Oil
Co. for Distribution PJSC
122,351
0.0
292,618
Air Arabia PJSC
388,083
0.2
132,601
Aldar Properties PJSC
267,521
0.1
176,559  Dubai Electricity & Water
Authority PJSC
131,689
0.0
166,470
Dubai Investments PJSC
163,120
0.1
78,438  Emaar Development
PJSC
276,036
0.1
209,049
Emaar Properties PJSC
623,921
0.3
36,433  Emirates
Telecommunications
Group Co. PJSC
201,954
0.1
2,174,675
0.9
United Kingdom : 1.4%
54,975
Unilever PLC, ADR
3,485,965
1.4
United States : 0.2%
905
(2)
BeiGene Ltd., ADR
285,989
0.1
3,340  Titan Cement
International SA
201,017
0.1
487,006
0.2
Total Common Stock
(Cost $180,034,352)
236,503,586
96.6
EXCHANGE-TRADED FUNDS : 0.7%
22,894  iShares Core MSCI
Emerging Markets ETF
1,776,803
0.7
Total Exchange-Traded
Funds
(Cost $1,842,032)
1,776,803
0.7
PREFERRED STOCK : 1.4%
Brazil : 0.9%
144,767  Cia Energetica de Minas
Gerais
322,711
0.1
101,983
Gerdau SA
504,971
0.2
320,999
Itausa SA
878,304
0.4
131,734
Metalurgica Gerdau SA
284,042
0.1
21,286
Petroleo Brasileiro SA
182,368
0.1
2,172,396
0.9
Chile : 0.1%
28,423
Embotelladora Andina SA
141,542
0.1
Colombia : 0.1%
19,439  Grupo de Inversiones
Suramericana SA
275,410
0.1
Russia : —%
378
(2)(4)
AK Transneft PJSC OAO
—
—
863,754
(2)(4)
Surgutneftegas PJSC
—
—
217
(2)(4)
Transneft PJSC
—
—
—
—
South Korea : 0.3%
4,432
LG Chem Ltd.
364,733
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Shares RA Value
Percentage
of Net
Assets
PREFERRED STOCK: (continued)
South Korea (continued)
3,569  Samsung Electronics Co.
Ltd.
$ 448,498
0.2
813,231
0.3
Total Preferred Stock
(Cost $4,612,106)
3,402,579
1.4
Total Long-Term
Investments
(Cost $186,488,490)
241,682,968
98.7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.4%
Repurchase Agreements : 0.8%
1,000,000
(5)
Citadel Securities LLC,
Repurchase Agreement
dated 07/31/2026,
3.700%, due 08/03/2026
(Repurchase Amount
$1,000,304, collateralized
by various U.S.
Government Securities,
0.000%-5.000%, Market
Value plus accrued
interest $1,020,315, due
08/15/26-05/15/56)
1,000,000
0.4
917,525
(5)
Deutsche Bank
Securities Inc.,
Repurchase Agreement
dated 07/31/2026,
3.620%, due 08/03/2026
(Repurchase Amount
$917,798, collateralized
by various U.S.
Government Securities,
1.250%-4.625%, Market
Value plus accrued
interest $935,876, due
11/30/27-09/30/30)
917,525
0.4
Total Repurchase
Agreements
(Cost $1,917,525)
1,917,525
0.8
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 1.6%
3,679,630
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.560%
$ 3,679,630
1.5
200,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.590%
200,000
0.1
Total Mutual Funds
(Cost $3,879,630)
3,879,630
1.6
Total Short-Term
Investments
(Cost $5,797,155)
5,797,155
2.4
Total Investments in
Securities
(Cost $192,285,645) $ 247,480,123 101.1
Liabilities in Excess of
Other Assets (2,673,336) (1.1)
Net Assets $ 244,806,787 100.0
ADR American Depositary Receipt
GDR Global Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of July 31, 2026.
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 31.5%
Financials 15.4
Industrials 12.4
Consumer Discretionary 12.3
Communication Services 7.0
Consumer Staples 6.5
Energy 5.2
Materials 2.7
Utilities 2.2
Health Care 1.6
Real Estate 1.2
Exchange-Traded Funds 0.7
Foreign Stock 0.0
Short-Term Investments 2.4
Liabilities in Excess of Other Assets (1.1)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
July 31, 2026
Asset Table
Investments, at fair value
Common Stock
Argentina $ 263,358 $ — $ — $ 263,358
Australia — 229,969 — 229,969
Brazil 22,005,170 — — 22,005,170
Chile 761,209 — — 761,209
China 7,024,050 22,408,130 — 29,432,180
Colombia 303,339 — — 303,339
Cyprus — 142,064 — 142,064
Czechia 154,417 — — 154,417
Egypt — 752,189 — 752,189
Greece 504,140 1,631,416 — 2,135,556
Hong Kong — 4,338,738 — 4,338,738
Hungary 1,067,993 751,399 — 1,819,392
India 5,529,745 18,952,223 — 24,481,968
Indonesia 677,606 525,267 — 1,202,873
Japan — 5,759,445 — 5,759,445
Kuwait — 265,203 — 265,203
Luxembourg 289,232 — — 289,232
Malaysia 647,568 1,538,670 — 2,186,238
Mexico 12,250,390 — — 12,250,390
Peru 636,121 — — 636,121
Philippines — 434,597 — 434,597
Qatar — 244,177 — 244,177
Romania 383,923 403,080 — 787,003
Russia — — — —
Saudi Arabia 398,817 876,414 — 1,275,231
Singapore 6,280,743 — — 6,280,743
South Africa 4,176,538 3,551,861 — 7,728,399
South Korea — 58,938,343 — 58,938,343
Taiwan — 39,530,139 — 39,530,139
Thailand 136,967 4,316,618 — 4,453,585
Turkey 265,659 1,009,013 — 1,274,672
United Arab Emirates 201,954 1,972,721 — 2,174,675
United Kingdom 3,485,965 — — 3,485,965
United States 285,989 201,017 — 487,006
Total Common Stock 67,730,893 168,772,693 — 236,503,586
Exchange-Traded Funds 1,776,803 — — 1,776,803
Preferred Stock 2,589,348 813,231 — 3,402,579
Short-Term Investments 3,879,630 1,917,525 — 5,797,155
Total Investments, at fair value $ 75,976,674 $ 171,503,449 $ — $ 247,480,123
Liabilities Table
Other Financial Instruments+
Futures $ (41,714) $ — $ — $ (41,714)
Total Liabilities $ (41,714) $ — $ — $ (41,714)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of July 31, 2026 (Unaudited) (continued)

Voya Multi-Manager Emerging
Markets Equity Fund
At July 31, 2026, the following futures contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
MSCI Emerging Markets Index 10 09/18/26 $ 821,150 $ (41,714)
$ 821,150 $ (41,714)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 82,789,732
Gross Unrealized Depreciation (27,595,254)
Net Unrealized Appreciation $ 55,194,478